ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE - Purchase of Bode Gravel and Bode Concrete Equity Interests (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 cubic_yard Portable_Processing_Facility Mixer_Truck Processing_Facility
Business Acquisition [Line Items]
Severance Costs		$ 2.2
Bode Gravel and Bode Concrete LLC
Business Acquisition [Line Items]
Amortization of Intangible Assets		0.9	2.3
Period in which to finalize purchase price allocation	1 year
Number of plants acquired			2
Number of portable plants acquired			1
Number of mixer trucks			41
Ready-mix concrete (in cubic yards)			243,000
Cash paid on acquisition	24.5
Post-closing adjustments	1.6
Term of contingent consideration	6 years
Accrual for toal contingent consideration	7.0
Business Combination, Consideration Transferred	33.1
Severance Costs		0.6
Legal Fees		$ 0.3